IMPAIRMENT OF NON-CURRENT ASSETS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Impairment of non-current assets	$ 65,500	$ 0
Discount rate applied to cash flow projections	6.50%	8.50%